JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 85.7%
Alternative Assets — 1.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,328	21,986

Fixed Income — 53.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	41,592	463,335
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,032	103,217
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,152	42,144
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,504	17,178
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,049	18,074
JPMorgan High Yield Fund Class R6 Shares (a)	14,608	100,798
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	11,790	126,510
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,787	81,984

Total Fixed Income		953,240

International Equity — 12.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	845	27,000
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,548	27,161
JPMorgan International Equity Fund Class R6 Shares (a)	4,247	78,706
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	4,432	84,871

Total International Equity		217,738

U.S. Equity — 18.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	1,259	29,954
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	236	14,716
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	331	7,341
JPMorgan Small Cap Value Fund Class R6 Shares (a)	247	7,344
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,559	159,794
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,146	109,960

Total U.S. Equity		329,109

TOTAL INVESTMENT COMPANIES (Cost $1,389,430)		1,522,073

EXCHANGE-TRADED FUNDS — 4.9%
Alternative Assets — 0.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	69	7,379

Fixed Income — 1.4%
JPMorgan High Yield Research Enhanced ETF (a)	525	25,685

International Equity — 0.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	381	15,678

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	440	37,633

TOTAL EXCHANGE-TRADED FUNDS (Cost $78,854)		86,375

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $7,368)	7,391	7,303

	Shares (000)
SHORT-TERM INVESTMENTS — 5.5%
INVESTMENT COMPANIES — 5.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $97,092)	97,092	97,092

Total Investments — 96.5% (Cost $1,572,744)		1,712,843
Other Assets Less Liabilities — 3.5%		61,289

Net Assets — 100.0%		1,774,132

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	4	06/2022	USD	167	5
S&P 500 E-Mini Index	129	06/2022	USD	29,228	2,371
U.S. Treasury 10 Year Note	398	06/2022	USD	48,861	(1,515)

					861

Short Contracts
MSCI Emerging Markets E-Mini Index	(521)	06/2022	USD	(29,309)	(2,409)

					(1,548)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$86,375	$—	$—	$86,375
Investment Companies	1,522,073	—	—	1,522,073
U.S. Treasury Obligations	—	7,303	—	7,303
Short-Term Investments
Investment Companies	97,092	—	—	97,092

Total Investments in Securities	$1,705,540	$7,303	$—	$1,712,843

Appreciation in Other Financial Instruments
Futures Contracts	$2,376	$—	$—	$2,376
Depreciation in Other Financial Instruments
Futures Contracts	(3,924)	—	—	(3,924)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,548)	$—	$—	$(1,548)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$15,945	$—	$—	$(267)	$15,678	$381	$279	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	10,379	3,310	7,520	866	344	7,379	69	130	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	43,853	1,714	6,031	1,515	(3,418)	37,633	440	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,966	32,079	69,508	504	(36,706)	463,335	41,592	7,660	3,511
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	104,298	—	—	(1,081)	103,217	13,032	86	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	39,796	10,902	2,957	(48)	(5,549)	42,144	6,152	1,232	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	35,531	2,864	674	(104)	(10,617)	27,000	845	212	986
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	32,872	2,529	858	(171)	(7,211)	27,161	1,548	809	774
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	39,746	1,444	18,539	(2,976)	(2,497)	17,178	2,504	1,444	—
JPMorgan Equity Income Fund Class R6 Shares (a)	107,569	2,943	84,875	19,677	(15,360)	29,954	1,259	1,243	1,700
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	27,305	574	9,439	(359)	(7)	18,074	2,049	574	—
JPMorgan High Yield Fund Class R6 Shares (a)	79,357	36,320	10,610	233	(4,502)	100,798	14,608	2,589	—
JPMorgan High Yield Research Enhanced ETF (a)	81,234	—	50,626	(2,791)	(2,132)	25,685	525	2,436	—
JPMorgan Income Fund Class R6 Shares (a)	56,262	1,311	55,166	(1,626)	(781)	—	—	1,408	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	161,067	2,674	35,754	1,996	(3,473)	126,510	11,790	2,674	—
JPMorgan International Equity Fund Class R6 Shares (a)	134,782	11,629	52,136	9,886	(25,455)	78,706	4,247	2,598	5,322
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	70,633	28,055	9,002	824	(5,639)	84,871	4,432	2,655	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	62,604	76	61,405	(3,780)	2,505	—	—	76	—
JPMorgan Realty Income Fund Class R6 Shares (a)	30,380	2,362	12,172	2,359	(943)	21,986	1,328	221	2,142
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	306,095	3,959	215,198	(3,040)	(9,832)	81,984	8,787	3,299	660
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,967	5,790	2,928	1,684	(3,797)	14,716	236	41	1,800
JPMorgan Small Cap Growth Fund Class R6 Shares* (a)	7,764	1,908	—	—	(2,331)	7,341	331	—	816
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,634	2,768	4,202	1,594	(2,450)	7,344	247	27	749
JPMorgan U.S. Equity Fund Class R6 Shares (a)	132,930	55,577	23,721	(912)	(4,080)	159,794	7,559	940	16,452
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, (a) (b)	49,551	378,288	330,747	—	—	97,092	97,092	21	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	108,142	—	—	1,818	109,960	3,146	110	—

Total	$2,070,277	$817,461	$1,064,068	$25,331	$(143,461)	$1,705,540		$32,764	$34,912

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.